COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES

A.	Royalties

(i)
The Company is committed to pay royalties to the Government of Israel on proceeds from the sale of products in the research and development of which the Government has participated by way of grants (received under the Chief Scientist program), up to the amount of 100% - 150% of the grants received plus interest at LIBOR rate (in dollar terms). The royalties are payable at a rate range of 3% to 4.5%. The total amount of grants received, net of royalties paid, as of December 31, 2012 was $28,561.

The refund of the grants is contingent upon the successful outcome of the Company's research and development programs and the attainment of sales. The Company has no obligation to refund these grants, if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis. If the project fails the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.
Royalty expenses to the Government of Israel for the years ended December 31, 2012, 2011 and 2010 were $53, $48 and $12, respectively.

(ii)
The Company is obligated to pay royalties to certain third parties, based on agreements, which allow the Company to incorporate their products into the Company's products. Royalty expenses to these parties for the years ended December 31, 2012, 2011 and 2010 were $0, $0 and $23, respectively.

(iii)	The Company assigned its royalties commitments related to the wireless activities to Lantiq as part of the sale of the wireless local area network (WLAN) business (see note 1).

B.	Legal Claim

In August 2010, a former employee filed a claim against the Company and Lantiq Israel LTD ("Lantiq") in the Tel Aviv District Labor Court (the "Court") demanding a pay of $100. The former employee claims that both defendants has breached his rights and unjustified dismissed him from continuing working in Lantiq. In addition the former employee claimed the Company has broken its contractual obligations and thus causing financial damage. On October 2010, The Company, together with Lantiq, filed a statement of defense, dismissing the prosecutor's claims.
Prosecutor's declaration was submitted in December 2011.
The Company filed its declaration of first testimony on July 2012.
An evidentiary hearing is scheduled for May 22, 2013. Due to the early stage of prior to the evidence procedure, we cannot estimate the chances of succeeding to annul the claim.

In August 30, 2011, the company received a letter from Tmura Fund (from The Office of the Chief Scientist within the Ministry of Industry and Trade) (hereby "the fund") according the company is required to pay The Office of the Chief Scientist a sum of $247 for royalties to The Office of the Chief Scientist on the basis of income derived from the sale of the WLAN business to Lantiq.
In September 15, 2011 the company has replied that it disagrees to the company's obligation of paying any amount on the basis of income derived from the selling agreement.
Until this day, the disagreement has yet resolved. Due to the early stage and the issue of the disagreement, we cannot estimate the chances of succeeding to annul the funds claim.